United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 415 N. McKinley, Suite 1200
         Little Rock, AR 72205

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas	November 30, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     1724   183365 SH       SOLE                   183365
Alcoa, Inc.                    COM              022249106      645    20812 SH       SOLE                    20812
Alltel Corp                    COM              020039103     1916    33057 SH       SOLE                    33057
America Online Inc             COM              00184a105     2770    83680 SH       SOLE                    83680
American Home Prods            COM              026609107     1759    30200 SH       SOLE                    30200
Amgen                          COM              031162100     2858    48622 SH       SOLE                    48622
Anadarko Pete Corp             COM              032511107      361     7500 SH       SOLE                     7500
Anheuser Busch Cos             COM              035229103      444    10600 SH       SOLE                    10600
BJ Services                    COM              055482103     2946   165625 SH       SOLE                   165625
BP Amoco PLC ADR               COM              055622104      586    11916 SH       SOLE                    11916
Baker Hughes Inc               COM              057224107      615    21245 SH       SOLE                    21245
Bellsouth Corp                 COM              079860102      248     5972 SH       SOLE                     5972
Birmingham Stl Corp            COM              091250100       23    22800 SH       SOLE                    22800
Boeing Co                      COM              097023105      499    14900 SH       SOLE                    14900
Bombay Company                 COM              097924104       26    12300 SH       SOLE                    12300
Bristol Myers Squibb           COM              110122108      994    17894 SH       SOLE                    17894
Burlington Res Inc             COM              122014103      857    25049 SH       SOLE                    25049
Calpine Corporation            COM              131347106     1716    75225 SH       SOLE                    75225
Chiquita Brands Int'l          COM              170032106       17    21200 SH       SOLE                    21200
Citigroup                      COM              172967101     3668    90577 SH       SOLE                    90577
Citizens Holding Co            COM              174715102      591    30885 SH       SOLE                    30885
Clayton Homes Inc              COM              184190106      426    34913 SH       SOLE                    34913
Coca Cola Co                   COM              191216100      843    18000 SH       SOLE                    18000
Colonial Properties Tr         COM              195872106      426    14400 SH       SOLE                    14400
Comcast Corp                   COM              200300200     3174    88500 SH       SOLE                    88500
Cummins Inc.                   COM              231021106      344    10425 SH       SOLE                    10425
Dana Corp                      COM              235811106      488    31275 SH       SOLE                    31275
Diamond Offshore               COM              25271C102      427    16950 SH       SOLE                    16950
Dole Food Company Inc          COM              256605106      620    28950 SH       SOLE                    28950
E M C Corp Mass                COM              268648102     1340   114052 SH       SOLE                   114052
Eastman Chemical Co            COM              277432100      234     6450 SH       SOLE                     6450
Enron Corp                     COM              293561106     2289    84075 SH       SOLE                    84075
Equity Res Prop Tr             COM              29476L107      634    10855 SH       SOLE                    10855
Exxon Mobil Corp               COM              302290101     2974    75472 SH       SOLE                    75472
Fairfax Financial Hldgsf       COM              303901102     1094     8500 SH       SOLE                     8500
Federal Natl Mtg Assn          COM              313586109     4017    50175 SH       SOLE                    50175
Filene's Basement              COM              316866102        0    15000 SH       SOLE                    15000
First Data Corp                COM              319963104     3458    59360 SH       SOLE                    59360
Ford Mtr Co Del                COM              345370100      807    46492 SH       SOLE                    46492
General Elec Co                COM              369604103     2089    56160 SH       SOLE                    56160
Harland John H Co              COM              412693103      654    29850 SH       SOLE                    29850
Hartmarx Corp                  COM              417119104       45    21000 SH       SOLE                    21000
Hewlett Packard Co             COM              428236103      184    11400 SH       SOLE                    11400
Hillenbrand Inds               COM              431573104      788    14600 SH       SOLE                    14600
Homestake Mng Co               COM              437614100      608    65400 SH       SOLE                    65400
IMC Global Inc                 COM              449669100      532    59075 SH       SOLE                    59075
Intel Corp                     COM              458140100     2142   104800 SH       SOLE                   104800
International Paper Co         COM              460146103      447    12859 SH       SOLE                    12859
Intl Business Mach             COM              459200101      881     9550 SH       SOLE                     9550
Kinross Gold                   COM              496902107       24    24848 SH       SOLE                    24848
Lockheed Martin Corp           COM              539830109     1286    29404 SH       SOLE                    29404
Loews Corp                     COM              540424108      588    12700 SH       SOLE                    12700
Lowes Cos Inc                  COM              548661107     2975    94000 SH       SOLE                    94000
Lucent Technologies Inc        COM              549463107       64    11196 SH       SOLE                    11196
Lyondell Chemical              COM              552078107      491    42850 SH       SOLE                    42850
Merck & Co Inc                 COM              589331107      365     5482 SH       SOLE                     5482
Morgan St Dean Witter          COM              617446448     2091    45122 SH       SOLE                    45122
New Amer Hi Inc Fd             COM              641876107       93    35000 SH       SOLE                    35000
New Plan Excel Realty          COM              648053106      696    40700 SH       SOLE                    40700
Newmont Mng Corp               COM              651639106     1281    54300 SH       SOLE                    54300
Noble Affiliates               COM              654894104      781    25200 SH       SOLE                    25200
Nortel Networks Corp           COM              656568102     1092   194650 SH       SOLE                   194650
Oracle Corp                    COM              68389X105     2964   235639 SH       SOLE                   235639
Pfizer Inc                     COM              717081103     3458    86232 SH       SOLE                    86232
Phelps Dodge Corp              COM              717265102      329    11957 SH       SOLE                    11957
Pitney Bowes Inc               COM              724479100     1054    27600 SH       SOLE                    27600
Pure Gold Minerals             COM              745911107        0    10000 SH       SOLE                    10000
Raytheon Co                    COM              755111507     1265    36411 SH       SOLE                    36411
Royal Oak Mines                COM              78051D105        0    53000 SH       SOLE                    53000
Ryerson Tull Inc               COM              783755101      143    11433 SH       SOLE                    11433
SBC Communications             COM              78387G103     3405    72258 SH       SOLE                    72258
Schlumberger Ltd               COM              806857108     1913    41850 SH       SOLE                    41850
Scientific Atlanta             COM              808655104     1167    66470 SH       SOLE                    66470
Southwest Airls Co             COM              844741108     1951   131466 SH       SOLE                   131466
Sun Microsystems Inc           COM              866810104     1590   192246 SH       SOLE                   192246
TRW Inc                        COM              872649108      558    18700 SH       SOLE                    18700
Teekay Shipping Corp           COM              V89564104     1144    36700 SH       SOLE                    36700
Tellabs Inc                    COM              879664100      984    99575 SH       SOLE                    99575
Temple Inland Inc              COM              879868107      602    12675 SH       SOLE                    12675
Texaco Inc                     COM              881694103      276     4250 SH       SOLE                     4250
Texas Instrs Inc               COM              882508104     2594   103858 SH       SOLE                   103858
Transocean Sedco Forex         COM              835420100      525    19875 SH       SOLE                    19875
Tyco Intl LTD New              COM              902124106     3891    85527 SH       SOLE                    85527
United Technologies            COM              913017109      390     8396 SH       SOLE                     8396
Wal Mart Stores Inc            COM              931142103     7066   142739 SH       SOLE                   142739
Weyerhaeuser Co.               COM              962166104     1181    24250 SH       SOLE                    24250
Williams Cos Inc               COM              969457100      303    11103 SH       SOLE                    11103

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 87

Form 13F Information Tablle Value Total: $107,810

List of Other Included Managers:
No.		13F File Number		Name